Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

In January 2005, the Company entered into an agreement for naming rights to Metro Bank Park located on Harrisburg City Island, Harrisburg, Pennsylvania. Metro Bank Park is home of the Harrisburg Senators, an AA team affiliated with Major League Baseball. The term of the naming rights agreement is 15 years with a total obligation of $3.5 million spread over the term.

The Company has entered into a land lease for the premises located at 2121 Lincoln Highway East, East Lampeter Township, Lancaster County, Pennsylvania. The Company plans to construct a full-service store on this property to be opened in the future.

The Company owns land at 105 N. George Street, York City, York County, Pennsylvania. The Company plans to construct a full-service store on this property to be opened in the future.

On November 10, 2008, Metro announced it had entered into a services agreement with Fiserv Solutions, Inc. (Fiserv). The agreement, effective November 7, 2008, is for a period of seven years, following the date Fiserv Services are first used by Client in live production, subject to automatic renewal for additional terms of two years unless either party gives the other written notice of nonrenewal at least 180 days prior to the expiration date of the term. The initial investment with Fiserv was $3.4 million. As of December 31, 2013, the remaining expected obligation for support, license fees and processing services was $19.4 million over the next 2.5 years. The various services include: core system hosting, item processing, deposit and loan processing, electronic banking, data warehousing and other banking functions.

In addition, the Company is also subject to certain routine legal proceedings and claims arising in the ordinary course of business. It is management's opinion that the ultimate resolution of these claims will not have a material adverse effect on the Company's financial position and results of operations.